PREPAYMENTS AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2021
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

7.    PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consist of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Receivables from third party payment service providers	2,347	3,434	532
Interest receivables	466	—	—
Deferred sponsorship and advertising expenses	175	631	98
Prepaid insurance	236	255	39
Utility deposits	—	15,619	2,419
Deferred expense*	2,513	10,136	1,570
Receivables for disposal of long-term investments	8,901	8,901	1,379
Deductible value-added input tax	11,648	54,092	8,378
Others	5,595	12,380	1,917
Less: allowance for doubtful accounts	(8,901)	(8,901)	(1,379)
Prepayments and other receivables, net	22,980	96,547	14,953

The table below provides a reconciliation of the beginning and ending allowance for credit losses balance related to other receivables:

	As of	AS of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Beginning balance prior to ASC 326	8,391	8,901	1,379
Impact of adoption to ASC 326	—	—	—
Beginning balance	8,391	8,901	1,379
Provisions	510	—	—
Write-offs	—	—	—
Ending balance	8,901	8,901	1,379

* Deferred expense represents cash paid in advance to vendors, such as technology service expense, consultant expense and compliance expense, which would be amortized according to their respective service periods.